SUBSEQUENT EVENTS (Details Narrative)		1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 30, 2022 $ / shares shares	Mar. 31, 2022 USD ($) shares	Jan. 30, 2022 shares	Sep. 30, 2022 shares	Sep. 30, 2021 shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Subsequent Event [Line Items]
Warrants granted				0	100,005	100,005
Additional common shares		1,337,970
Investment		$ 2,765,940				$ 2,706,746	£ 2,000,000	£ 2,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period shares, stock option	1,307,239
Stock option exercise price, minimum | $ / shares	$ 1.06
Stock option exercise price, increase | $ / shares	$ 2.13
Additional common shares		1,337,970
Investment		$ 2,675,940					£ 2,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants granted			350,000